MERCER FUNDS

SUPPLEMENT TO

THE PROSPECTUS DATED JULY 31, 2019, AS SUPPLEMENTED JANUARY 14, 2020 AND THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2019 AS SUPPLEMENTED OCTOBER 29, 2019 and

JANUARY 14, 2020

The date of this Supplement is April 7, 2020

The following change is made to the Prospectus and Statement of Additional Information (the “SAI”) of the Mercer Funds.

1.	Effective March 31, 2020, Alec Rapaport left his position as Vice President and Portfolio Manager with Mercer Investments LLC to pursue other opportunities. Accordingly, all references to Mr. Rapaport in the Prospectus and SAI are hereby deleted.

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